Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001418144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2018
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018